Share-based payments - Stock Options Exercise Prices and Weighted Average Remaining Life (Details)	Dec. 31, 2022 year shares $ / shares	Dec. 31, 2021 year shares $ / shares	Dec. 31, 2020 shares $ / shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
NUMBER (in shares) | shares	7,802,108	10,778,724	15,650,234
WEIGHTED AVERAGE REMAINING LIFE (YEARS) | year	5	6
Weighted average exercise price of share options outstanding (in cad per share)	$ 61	$ 60	$ 59
$50-$59
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
NUMBER (in shares) | shares	4,510,298	7,442,442
WEIGHTED AVERAGE REMAINING LIFE (YEARS) | year	4	4
Weighted average exercise price of share options outstanding (in cad per share)	$ 58	$ 58
$50-$59 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in cad per share)	50
$50-$59 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in cad per share)	$ 59
$60 & above
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
NUMBER (in shares) | shares	3,291,810	3,336,282
WEIGHTED AVERAGE REMAINING LIFE (YEARS) | year	7	8
Weighted average exercise price of share options outstanding (in cad per share)	$ 65	$ 65
$60 & above | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in cad per share)	$ 60